INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS, NET
Schedule of intangible assets

		Radio									Internal
	Purchased	spectrum	Operating	Technology	Customer		Supplier	Trade	Customer	Non-Complete	use
	software	license	Permits	Platform	relationships	Licenses	relationships	names	contract	Agreement	software	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Intangible assets,Cost December 31, 2020	154,617	126,049	375,283	10,250	238,184	5,772	39,053	116,266	109,717	1,800	47,480	1,224,471
Accumulated Amortization 2020	(112,715)	(73,543)	(8,325)	(10,250)	(174,998)	(2,658)	(28,132)	(37,302)	(46,611)	(1,800)	(31,288)	(527,622)
Impairment	—	(38,654)	—	—	—	—	—	—	—	—	—	(38,654)
Intangible assets, Net December 31, 2020	41,902	13,852	366,958	—	63,186	3,114	10,921	78,964	63,106	—	16,192	658,195
Intangible assets, Cost December 31, 2021	177,421	123,167	625,129	38,050	257,183	5,772	39,053	116,266	109,717	1,800	58,902	1,552,460
Accumulated Amortization 2021	(122,239)	(74,056)	(24,830)	(12,777)	(203,356)	(3,043)	(31,206)	(43,115)	(55,897)	(1,800)	(42,036)	(614,355)
Impairment	—	(37,770)	—	—	—	—	—	—	—	—	—	(37,770)
Intangible assets, Net December 31, 2021	55,182	11,341	600,299	25,273	53,827	2,729	7,847	73,151	53,820	—	16,866	900,335
Intangible assets, Net December 31, 2021 (US$)	8,659	1,780	94,200	3,966	8,447	428	1,231	11,479	8,446	—	2,646	141,282

Schedule of annual estimated amortization expenses of intangible assets

	RMB	US$
2022	101,092	15,864
2023	84,724	13,295
2024	53,751	8,435
2025	33,932	5,325
2026	34,956	5,485
	308,455	48,404